TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 9:-	TAXES ON INCOME

a.	Tax rates applicable to AIT:

1.	Taxable income of AIT is subject to a corporate tax rate as follow: 2017 - 24% and 2016 - 25%.

2.
In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

b.	AITT and Inc.:

AITT and Inc. are subject to U.S. income taxes. The tax rates are compounded from a progressive federal tax of 35% in addition to a state and local taxes.

The U.S. Tax Cuts and Jobs Act (Tax Act) was enacted on December 22, 2017 and introduces significant changes to U.S. income tax law. Effective in 2018, the Tax Act reduces the U.S. statutory tax rate from 35% to 21% and creates new taxes on certain foreign-sourced earnings and certain related-party payments, which are referred to as the global intangible low-taxed income tax and the base erosion tax, respectively.

As the Company collects and prepares necessary data and interpret the Tax Act and any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, the Company may make adjustments to provisional amounts. Those adjustments may impact the Company's provision for income taxes and effective tax rate in the period in which the adjustments are made. The accounting for the tax effects of the Tax Act will be completed in 2018.

c.	Net operating losses carry forward:

AIT has accumulated losses for tax purposes as of December 31, 2017 in the amount of approximately $7,281 which may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2017, AITT has net operating loss carryforwards for federal and state income tax purposes of approximately $ 1,638 which expires in the year 2037. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Operating loss carry forward	$2,584	$1,381
Reserves and allowances	7	5
Research and development	667	153

Net deferred tax asset before valuation allowance	3,258	1,539
Valuation allowance	(3,258)	(1,539)

Net deferred tax asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance at December 31, 2017 and 2016

e.	Loss before taxes on income consists of the following:

	Year ended December 31,
	2017	2016

Foreign	$10,574	$3,727
Domestic	7,470	(34)

	$18,044	$3,693

f.
The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect to deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

g.	Accounting for uncertainty in income taxes:

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	Year ended December 31,
	2017	2016

Balance at beginning of year	$154	$127
Additions for current year's tax position	-	27

Balance at the end of year	$154	$154

The Company does not expect a reversal of unrecognized tax benefits in the next 12 months.

AITT and Inc. file income tax returns in the U.S, AIT file income tax returns in Israel. As of December 31, 2017, the tax returns of AIT are open to examination by the tax authorities from the year of 2013 through 2017 and the tax return of Inc. are open to examination by the tax authorities from inception through 2017.